Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2025	December 31, 2024

Payroll payables	$323,881	$402,115
Security deposit payable	-	2,191,991
Professional fee and others	170,701	444,130
Accrued expenses and other current liabilities	$494,582	$3,038,236